Initial Public Offering (Omnibus Agreement) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 09, 2014	Jan. 23, 2013	Jan. 13, 2015
Business Acquisition [Line Items]
Capital contribution from SunCoke Energy Partners GP LLC	$ 300,000	$ 900,000	$ 0
Coke Agreement Counterparties | IPO
Business Acquisition [Line Items]
Potential defaults by coke agreement counterparties indemnification period (in years)	5 years
Haverhill Coke Company LLC and Middletown Coke Company LLC | IPO
Business Acquisition [Line Items]
Environmental indemnity contribution expense	119,000,000			7,000,000	67,000,000
Environmental remediation expense carried by SunCoke Energy Partners L.P.					5,000,000
Haverhill Coke Company LLC and Middletown Coke Company LLC | SunCoke Energy Inc | IPO
Business Acquisition [Line Items]
Environmental remediation expense indemnified by SunCoke					50,000,000
Successor
Business Acquisition [Line Items]
Capital contribution from SunCoke Energy Partners GP LLC		900,000
Haverhill Coke Company LLC and Middletown Coke Company LLC
Business Acquisition [Line Items]
Consideration retained for anticipated remediation cost				7,000,000
Percentage interest owned (as a percent)				33.00%
Subsequent Event | Gateway Energy and Coal Company, LLC
Business Acquisition [Line Items]
Consideration retained for anticipated remediation cost						$ 45,000,000
Percentage interest owned (as a percent)						75.00%